Artisan Sustainable Emerging Markets Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	234 Months Ended
	Nov. 13, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%	6.13%
ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		42.84%	5.27%	9.95%	5.89%
Performance Inception Date	Jun. 26, 2006
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		42.16%	4.99%	9.69%	5.60%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		25.62%	4.04%	8.15%	4.83%